Voya Government Money Market Fund Expense Example - Voya Government Money Market Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	625
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,788
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	139
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	580
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	512
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 625